MUSIC INVENTORY (Details Narrative) - USD ($)	3 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Inventory Disclosure [Abstract]
Purchase of music inventory	$ 0
Depreciation of music inventory	$ 93	$ 230